New Accounting Standards	12 Months Ended
Dec. 31, 2012
New Accounting Standards

(3) New Accounting Standards

Testing Indefinite-Lived Intangibles for Impairment

In July 2012, the Financial Accounting Standards Board (the “FASB”) updated its guidance regarding how entities test indefinite-lived intangibles for impairment. Under the amended guidance, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If an entity determines that is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. If the entity concludes otherwise, it must calculate the fair value of the assets, compare that value with its carrying amount and record an impairment charge, if any. The new guidance is effective for tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We adopted the new guidance during the fourth quarter of 2012 in connection with our annual indefinite-lived intangible asset impairment test. However, we elected to bypass the qualitative assessment option and performed the quantitative-based tests for impairment of our indefinite-lived intangible assets.

Presentation of Comprehensive Income

In two separate updates issued in June and December of 2011, the FASB updated its guidance regarding the presentation of comprehensive income. The updated guidance requires presentation of net income, items of other comprehensive income and total comprehensive income either in one continuous statement or two separate but consecutive statements. Presentation of comprehensive income in the statement of stockholders’ equity is no longer permitted. These updates became effective for the Company beginning in the first quarter of 2012, and did not have an impact on the Company’s results of operations or financial position.

In February 2013, the FASB issued updated guidance requiring an entity to provide information about the amounts reclassified from accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the income statement or in the notes, significant amounts reclassified from accumulated other comprehensive income by the respective income statement line item. This new guidance is to be applied prospectively for interim and annual periods beginning after December 15, 2012. We do not expect the adoption of this guidance in the first quarter of 2013 to have an impact on our results of operations or financial position.